UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

DIVIDEND STRATEGY FUND

STYLE PURE SERIES   |   SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

SCOTT K. GLASSER

PORTFOLIO MANAGER

PETER J. HABLE

PORTFOLIO MANAGER

Style Pure Series

Semi-Annual Report  •  April 30, 2005

SMITH BARNEY

DIVIDEND STRATEGY FUND

SCOTT K. GLASSER

Scott Glasser has 14 years of securities business experience.

Education: BA from Middlebury College, MBA in Finance from Pennsylvania State University.

PETER J. HABLE

Peter Hable has 21 years of securities business experience.

Education: BS in Economics from Southern Methodist University, MBA from the University of Pennsylvania’s Wharton School of Finance.

FUND OBJECTIVE

The Fund seeks capital appreciation. It aims to achieve this objective by investing at least 80% of its net assets in the equity securities of dividend paying stocks, and related investments.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter GDP figure was revised up to 3.5% from 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 25 basis pointiii rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiv in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00%.

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Indexv returning 3.28%. The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April. The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed their small-cap brethren during the period.

Performance Review

For the six months ended April 30, 2005, Class A shares of the Smith Barney Dividend Strategy Fund, excluding sales charges, returned 1.29%. These shares underperformed the Lipper Large-Cap Core Funds Category Average1, which was 2.50%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 3.28%, for the same period.

PERFORMANCE SNAPSHOT

AS OF APRIL 30, 2005

(excluding sales charges)

(unaudited)

6 Months

Smith Barney Dividend Strategy Fund- Class A Shares	1.29%

S&P 500 Index	3.28%

Lipper Large-Cap Core Funds Category Average	2.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Fund returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Excluding sales charges, Class 1 shares returned 1.44%, Class B shares returned 0.92% and Class C shares returned 0.98% over the six months ended April 30, 2005.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 937 funds in the Fund’s Lipper category, and excluding sales charges.

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Special Shareholder Notice

Effective November 1, 2004, the Smith Barney Large Cap Core Fund was renamed Smith Barney Dividend Strategy Fund. Scott Glasser and Peter Hable serve as portfolio co-managers for the Fund. Mr. Glasser and Mr. Hable are investment officers of the manager and managing directors of Citigroup Global Markets Inc. (“CGM”), one of the Fund’s distributors. The investment objective of the Fund is to seek capital appreciation, principally through investments in dividend-paying stocks. The investment policy of the Fund is to invest, under normal market conditions, at least 80% of assets in dividend-paying stocks. The Fund is permitted to invest up to 20% of assets in other types of securities, including non-dividend paying companies, preferred stocks and fixed income securities. The Fund’s manager has agreed to voluntarily reimburse certain Fund expenses in order to cap the Fund’s Class A expenses at 1.25% and Class B expenses at 2.00%. The manager may discontinue this reimbursement at any time.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 24, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund is subject to risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

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Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1	1.44%	$1,000.00	$1,014.40	0.92%	$4.60

Class A	1.29	1,000.00	1,012.90	1.25	6.24

Class B	0.92	1,000.00	1,009.20	2.00	9.96

Class C	0.98	1,000.00	1,009.80	1.73	8.62

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,020.23	0.92%	$4.61

Class A	5.00	1,000.00	1,018.60	1.25	6.26

Class B	5.00	1,000.00	1,014.88	2.00	9.99

Class C	5.00	1,000.00	1,016.22	1.73	8.65

(1)	For the six months ended April 30, 2005.
(2)	Expenses (net of voluntary expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCK — 91.0%
CONSUMER DISCRETIONARY — 4.9%
Hotels, Restaurants and Leisure — 0.6%
550,000	McDonald’s Corp.	$16,120,500

Household Durables — 0.3%
500,000	Hasbro, Inc.	9,460,000

Media — 1.4%
200,000	Gannett Co., Inc.	15,400,000
1,224,900	Pearson PLC (a)	14,927,599
475,630	Regal Entertainment Group, Class A Shares	9,650,533

		39,978,132

Multi-Line Retail — 2.0%
400,000	Family Dollar Stores, Inc.	10,792,000
450,000	Target Corp.	20,884,500
552,228	Wal-Mart Stores, Inc.	26,032,028

		57,708,528

Specialty Retail — 0.6%
450,000	The Home Depot, Inc.	15,916,500

	TOTAL CONSUMER DISCRETIONARY	139,183,660

CONSUMER STAPLES — 7.9%
Beverages — 1.3%
300,000	The Coca-Cola Co.	13,032,000
451,374	PepsiCo, Inc.	25,114,449

		38,146,449

Food and Drug Retailing — 1.0%
1,472,400	Alberstson’s, Inc.	29,138,796

Food Products — 3.1%
200,000	Campbell Soup Co.	5,948,000
325,000	General Mills, Inc.	16,055,000
414,324	H.J. Heinz Co.	15,267,839
500,000	Kraft Foods Inc., Class A Shares	16,205,000
250,000	Sara Lee Corp.	5,347,500
747,400	Unilever PLC, ADR	28,670,264

		87,493,603

Household Products — 2.5%
746,113	Kimberly-Clark Corp.	46,594,757
450,000	The Procter & Gamble Co.	24,367,500

		70,962,257

	TOTAL CONSUMER STAPLES	225,741,105

ENERGY — 7.7%
Oil and Gas — 7.7%
1,093,310	BP PLC, Sponsored ADR	66,582,579
906,637	Chevron Texaco Corp. (b)	47,145,124
354,925	Equitable Resources, Inc.	20,457,877
1,528,019	Exxon Mobil Corp.	87,142,923

	TOTAL ENERGY	221,328,503

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
EXCHANGE-TRADED FUNDS — 1.3%
400,000	Health Care Select Sector SPDR Fund	$12,348,000
225,000	SPDR Trust Series 1	26,043,750

	TOTAL EXCHANGE-TRADED FUNDS	38,391,750

FINANCIALS — 17.5%
Banks — 5.5%
300,000	Bank of America Corp.	13,512,000
967,714	The Bank of New York Co., Inc.	27,037,929
375,000	Golden West Financial Corp.	23,373,750
350,000	U.S. Bancorp	9,765,000
400,000	UBS AG	32,120,000
873,409	Wells Fargo & Co.	52,352,135

		158,160,814

Diversified Financials — 7.2%
200,000	The Goldman Sachs Group, Inc.	21,358,000
400,000	ING Groep N.V., Sponsored ADR	10,964,000
1,636,457	JPMorgan Chase & Co.	58,077,859
1,641,100	MBNA Corp.	32,411,725
440,000	Merrill Lynch & Co., Inc.	23,729,200
1,154,100	Morgan Stanley	60,728,742

		207,269,526

Insurance — 2.3%
350,000	Assurant, Inc.	11,581,500
563,252	The Chubb Corp.	46,062,748
250,000	Marsh & McLennan Companies, Inc.	7,007,500

		64,651,748

Real Estate — 2.5%
226,000	The Mills Corp.	12,913,640
977,500	Plum Creek Timber Co., Inc.	33,762,850
311,550	ProLogis	12,334,265
195,968	Simon Property Group, Inc.	12,947,606

		71,958,361

	TOTAL FINANCIALS	502,040,449

HEALTHCARE — 15.5%
Healthcare Equipment and Supplies — 0.5%
250,000	Medtronic, Inc.	13,175,000

Pharmaceuticals — 15.0%
1,612,209	Abbott Laboratories	79,256,194
550,000	Eli Lilly and Co.	32,158,500
1,087,708	GlaxoSmithKline PLC, ADR	54,983,639
1,420,939	Johnson & Johnson	97,519,044
311,700	Novartis AG, ADR	15,189,141
2,469,267	Pfizer Inc.	67,089,984
1,854,858	Wyeth	83,357,319

		429,553,821

	TOTAL HEALTHCARE	442,728,821

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS — 14.4%
Aerospace and Defense — 1.8%
450,000	Raytheon Co.	$16,924,500
350,000	United Technologies Corp.	35,602,000

		52,526,500

Air Freight and Couriers — 0.4%
150,000	United Parcel Services, Inc. Class B Shares	10,696,500

Building Products — 0.3%
300,000	Masco Corp.	9,447,000

Commercial Services and Supplies — 2.3%
600,000	Automatic Data Processing Inc.	26,064,000
200,000	Avery Dennison Corp.	10,470,000
125,000	Pitney Bowes Inc.	5,590,000
800,000	Waste Management, Inc.	22,792,000

		64,916,000

Electrical Equipment — 2.7%
375,000	Cooper Industries, Ltd., Class A Shares	23,872,500
838,279	Emerson Electric Co.	52,534,945

		76,407,445

Industrial Conglomerates — 6.9%
400,000	3M Co.	30,588,000
2,645,166	General Electric Co.	95,755,009
1,658,852	Honeywell International Inc.	59,320,548
350,000	Tyco International Ltd.	10,958,500

		196,622,057

Marine — 0.0%
70,690	Arlington Tankers Ltd.	1,543,870

	TOTAL INDUSTRIALS	412,159,372

INFORMATION TECHNOLOGY — 3.8%
Computers and Peripherals — 0.8%
250,000	Hewlett-Packard Co.	5,117,500
250,000	International Business Machines Corp.	19,095,000

		24,212,500

Semiconductor Equipment and Products — 0.5%
550,000	Intel Corp.	12,936,000

Software — 2.5%
2,807,335	Microsoft Corp	71,025,576

	TOTAL INFORMATION TECHNOLOGY	108,174,076

MATERIALS — 9.6%
Chemicals — 5.3%
1,347,146	The Dow Chemical Co.	61,874,416
700,000	E.I. du Pont de Nemours & Co.	32,977,000
1,578,800	Olin Corp.	28,007,912
400,000	PPG Industries, Inc.	27,020,000

		149,879,328

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Metals and Mining — 2.2%
1,619,926	Alcoa Inc.	$47,010,252
446,527	Newmont Mining Corp.	16,954,630

		63,964,882

Paper and Forest Products — 2.1%
400,000	International Paper Co.	13,716,000
687,244	Weyerhaeuser Co.	47,151,811

		60,867,811

	TOTAL MATERIALS	274,712,021

TELECOMMUNICATION SERVICES — 5.7%
Diversified Telecommunication Services — 5.4%
1,626,466	BellSouth Corp.	43,085,084
2,117,028	SBC Communications Inc.	50,385,266
1,687,789	Verizon Communications Inc.	60,422,846

		153,893,196

Wireless Telecommunication Services — 0.3%
300,000	Vodafone Group PLC, Sponsored ADR	7,842,000

	TOTAL TELECOMMUNICATION SERVICES	161,735,196

UTILITIES — 2.7%
Electric Utilities — 1.7%
330,000	Ameren Corp.	17,061,000
400,000	Cinergy Corp.	15,840,000
360,600	FPL Group, Inc.	14,719,692

		47,620,692

Gas Utilities — 0.4%
325,000	KeySpan Corp.	12,327,250

Multi-Utilities — 0.6%
720,000	NiSource Inc.	16,732,800

	TOTAL UTILITIES	76,680,742

	TOTAL COMMON STOCK (Cost — $2,339,580,234)	2,602,875,695

CONVERTIBLE PREFERRED STOCK — 1.6%
FINANCIALS — 0.6%
Diversified Financials — 0.6%
85,921	State Street Corp., 6.75% SPACESSM (c)	17,781,609

HEALTHCARE — 1.0%
Healthcare Equipment and Supplies — 1.0%
524,088	Baxter International Inc., 7.00% Equity Units (d)	29,191,702

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $45,618,636)	46,973,311

	SUB-TOTAL INVESTMENTS (Cost — $2,385,198,870)	2,649,849,006

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS — 7.4%
$113,967,000	Interest in $1,326,764,000 joint tri-party repurchase agreement dated 4/29/05 with Bank of America Corp., 2.960% due 5/2/05; Proceeds at maturity — $113,995,112; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.350% due 7/27/05 to 11/9/07; Market value — $116,246,378)	$113,967,000
98,673,000	Interest in $485,347,000 joint tri-party repurchase agreement dated 4/29/05 with Morgan Stanley, 2.950% due 5/2/05; Proceeds at maturity — $98,697,257; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 7/22/05 to 3/3/25; Market value — $101,378,897)	98,673,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $212,640,000)	212,640,000

	TOTAL INVESTMENTS — 100.0% (Cost — $2,597,838,870*)	2,862,489,006
	Liabilities in Excess of Other Assets — (0.0)%	(1,001,691)

	TOTAL NET ASSETS — 100.0%	$2,861,487,315

(a)	Non-income producing security.
(b)	Subsequent to the reporting period, the company changed its name to Chevron Corp.
(c)	SPACESSM Forward purchase contract unit — Each unit represents 1 space (fixed share purchase contract and Treasury security) and 1 cover (variable share repurchase contract) — Service Mark of Goldman Sachs & Co.
(d)	Each unit represents one contract to purchase common stock and senior notes.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

SPDR — Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

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Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost — $2,597,838,870)	$2,862,489,006
Cash	273
Dividends and interest receivable	5,528,949
Receivable for shares of beneficial interest sold	1,139,259

Total Assets	2,869,157,487

LIABILITIES:
Transfer agency services payable	2,985,509
Payable for shares of beneficial interest reacquired	2,876,495
Management fee payable	1,202,070
Trustees’ retirement plan	441,630
Service plan fees payable	53,344
Trustees’ fees payable	5,463
Accrued expenses	105,661

Total Liabilities	7,670,172

Total Net Assets	$2,861,487,315

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$1,707
Capital paid in excess of par value	2,447,234,030
Undistributed net investment income	5,557,153
Accumulated net realized gain from investments, futures contracts and foreign currencies	144,043,067
Net unrealized appreciation of investments and foreign currencies	264,651,358

Total Net Assets	$2,861,487,315

Shares Outstanding:
Class 1	128,116,602

Class A	23,978,193

Class B	18,002,103

Class C	646,717

Net Asset Value:
Class 1 (and redemption price)	$16.95

Class A (and redemption price)	$16.57

Class B *	$15.67

Class C *	$16.52

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 8.50%)	$18.52

Class A (based on maximum sales charge of 5.00%)	$17.44

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

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Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Dividends	$42,430,472
Interest	4,366,827
Less: Foreign withholding tax	(196,579)

Total Investment Income	46,600,720

EXPENSES:
Management fee (Note 2)	8,917,053
Transfer agency services (Notes 2 and 4)	6,021,418
Service plan fees (Notes 2 and 4)	2,003,132
Shareholder communications (Note 4)	167,050
Custody	74,874
Registration fees	31,985
Legal fees	30,051
Trustees’ fees	21,779
Audit and tax fees	15,331
Other	80,762

Total Expenses	17,363,435
Less: Expense reimbursement (Note 2)	(1,354,377)

Net Expenses	16,009,058

Net Investment Income	30,591,662

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain From:
Investment transactions	351,540,792
Futures contracts	4,344,630
Foreign currency transactions	22,640

Net Realized Gain	355,908,062

Net Change in Unrealized Appreciation/Depreciation From:
Investments	(343,737,974)
Foreign currencies	1,222

Net Change in Unrealized Appreciation/Depreciation	(343,736,752)

Net Gain on Investments, Futures Contracts and Foreign Currencies	12,171,310

Increase in Net Assets From Operations	$42,762,972

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$30,591,662	$3,648,774
Net realized gain	355,908,062	91,560,618
Net change in unrealized appreciation/depreciation	(343,736,752)	7,343,705

Increase in Net Assets From Operations	42,762,972	102,553,097

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(28,049,913)	(4,094,419)

Decrease in Net Assets From Distribution to Shareholders	(28,049,913)	(4,094,419)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 6):
Net proceeds from sale of shares	88,428,818	151,505,930
Net asset value of shares issued for reinvestment of distribution	28,023,026	4,094,419
Cost of shares reacquired	(258,486,766)	(425,151,852)

Decrease in Net Assets From Transactions in Shares of Beneficial Interest	(142,034,922)	(269,551,503)

Decrease in Net Assets	(127,321,863)	(171,092,825)
NET ASSETS:
Beginning of period	2,988,809,178	3,159,902,003

End of period*	$2,861,487,315	$2,988,809,178

* Includes undistributed net investment income of:	$5,557,153	$3,015,404

See Notes to Financial Statements.

14        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Class 1 Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.89		$16.36		$14.10	$17.55	$26.52	$24.36

Income (Loss) From Operations:
Net investment income	0.19		0.06		0.06	0.05	0.11	0.07
Net realized and unrealized gain (loss)	0.06		0.50		2.20	(3.39)	(6.70)	3.74

Total Income (Loss) From Operations	0.25		0.56		2.26	(3.34)	(6.59)	3.81

Less Distributions From:
Net investment income	(0.19)		(0.03)		—	(0.09)	(0.06)	(0.07)
Net realized gains	—		—		—	(0.01)	(2.32)	(1.58)
Capital	—		—		—	(0.01)	—	—

Total Distributions	(0.19)		(0.03)		—	(0.11)	(2.38)	(1.65)

Net Asset Value, End of Period	$16.95		$16.89		$16.36	$14.10	$17.55	$26.52

Total Return(3)	1.44	%‡	3.41%		16.03%	(19.20)%	(26.67)%	16.12%

Net Assets, End of Period (millions)	$2,171		$2,288		$2,435	$2,303	$3,177	$4,691

Ratios to Average Net Assets:
Expenses	0.92	%†	0.90	%(4)	1.00%	0.90%	0.73%	0.70%
Net investment income	2.21	†	0.36		0.39	0.31	0.55	0.26

Portfolio Turnover Rate	122%		35%		69%	38%	27%	34%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The expense ratio did not change as a result of this waiver.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

15        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$16.47		$16.03		$13.93	$17.41	$26.41	$24.29

Income (Loss) From Operations:
Net investment income (loss)	0.16		(0.05)		(0.06)	(0.10)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.06		0.49		2.16	(3.37)	(6.67)	3.73

Total Income (Loss) From Operations	0.22		0.44		2.10	(3.47)	(6.68)	3.71

Less Distributions From:
Net investment income	(0.12)		—		—	—	—	(0.01)
Net realized gains	—		—		—	(0.01)	(2.32)	(1.58)

Total Distributions	(0.12)		—		—	(0.01)	(2.32)	(1.59)

Net Asset Value, End of Period	$16.57		$16.47		$16.03	$13.93	$17.41	$26.41

Total Return(3)	1.29	%‡	2.74%		15.08%	(19.94)%	(27.12)%	15.69%

Net Assets, End of Period (millions)	$397		$404		$414	$352	$425	$510

Ratios to Average Net Assets:
Expenses	1.25	%(4)(5)†	1.58	%(5)	1.80%	1.80%	1.34%	1.04%
Net investment income (loss)	1.88	†	(0.33)		(0.42)	(0.59)	(0.06)	(0.07)

Portfolio Turnover Rate	122%		35%		69%	38%	27%	34%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	Effective November 1, 2004, as a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25% for Class A shares.
(5)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the six months ended April 30, 2005 and for the year ended October 31, 2004. If such fees were not voluntarily waived and/or expenses not reimbursed, the expense ratios would have been 1.59% (annualized) and 1.59%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

16        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$15.55		$15.26		$13.38	$16.86	$25.81	$23.95

Income (Loss) From Operations:
Net investment income (loss)	0.09		(0.18)		(0.18)	(0.22)	(0.15)	(0.23)
Net realized and unrealized gain (loss)	0.05		0.47		2.06	(3.25)	(6.48)	3.67

Total Income (Loss) From Operations	0.14		0.29		1.88	(3.47)	(6.63)	3.44

Less Distributions From:
Net investment income	(0.02)		—		—	—	—	—
Net realized gains	—		—		—	(0.01)	(2.32)	(1.58)

Total Distributions	(0.02)		—		—	(0.01)	(2.32)	(1.58)

Net Asset Value, End of Period	$15.67		$15.55		$15.26	$13.38	$16.86	$25.81

Total Return(3)	0.92	%‡	1.90%		14.05%	(20.59)%	(27.59)%	14.76%

Net Assets, End of Period (millions)	$282		$292		$305	$290	$393	$524

Ratios to Average Net Assets:
Expenses	2.00	%(4)(5)†	2.42	%(5)	2.66%	2.59%	2.01%	1.83%
Net investment income (loss)	1.13	†	(1.16)		(1.27)	(1.39)	(0.73)	(0.86)

Portfolio Turnover Rate	122%		35%		69%	38%	27%	34%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	Effective November 1, 2004, as a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.00% for Class B shares.
(5)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the six months ended April 30, 2005 and for the year ended October 31, 2004. If such fees were not voluntarily waived and/or expense not reimbursed, the expense ratios would have been 2.45% (annualized) and 2.42%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

17        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2004		2003	2002	2001	2000(4)
Net Asset Value, Beginning of Period	$16.39		$15.98		$13.87	$17.36	$26.41	$27.33

Income (Loss) From Operations:
Net investment income (loss)	0.10		(0.08)		(0.04)	(0.13)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	0.06		0.49		2.15	(3.35)	(6.66)	(0.91)

Total Income (Loss) From Operations	0.16		0.41		2.11	(3.48)	(6.73)	(0.92)

Less Distributions From:
Net investment income	(0.03)		—		—	—	—	—
Net realized gains	—		—		—	(0.01)	(2.32)	—

Total Distributions	(0.03)		—		—	(0.01)	(2.32)	—

Net Asset Value, End of Period	$16.52		$16.39		$15.98	$13.87	$17.36	$26.41

Total Return(5)	0.98	%‡	2.57%		15.21%	(20.05)%	(27.32)%	(3.37	)%‡

Net Assets, End of Period (millions)	$11		$5		$6	$5	$5	$0	*

Ratios to Average Net Assets:
Expenses	1.73	%†	1.77	%(6)	1.67%	2.00%	1.65%	1.54	%†
Net investment income (loss)	1.25	†	(0.51)		(0.29)	(0.80)	(0.37)	(0.46	)†

Portfolio Turnover Rate	122%		35%		69%	38%	27%	34%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	For the period September 19, 2000 (inception date) to October 31, 2000.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	The investment manager voluntarily waived a portion of its management fee for the year ended October 31, 2004. The expense ratio did not change as a result of this waiver.
‡	Total return is not annualized as it may not be representative of the total return for the year.
†	Annualized.
*	Amount represents less than $0.5 million.

See Notes to Financial Statements.

18        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney Dividend Strategy Fund (“Fund”), a separate investment fund of the Smith Barney Investment Series (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial future contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through

19        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

20        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as the investment manager to the Fund. The Fund pays SBFM a management fee, which is calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.65%

Next $1 billion	0.60

Next $1 billion	0.55

Next $1 billion	0.50

Over $4 billion	0.45

Effective November 1, 2004, SBFM imposed a voluntary expense limitation of 1.25% and 2.00% for Class A and Class B, respectively. During the six months ended April 30, 2005, SBFM voluntarily reimbursed certain expenses in the amount of $1,354,377.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2005, the Fund paid transfer agent fees of $2,388,913 to CTB.

In addition, for the six months ended April 30, 2005, the Fund also paid $388 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

There are maximum sales charges of 8.50% and 5.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur a sales charge.

For the six months ended April 30, 2005, CGM and its affiliates received sales charges of approximately $2,292,000 and $977,000 on sales of the Fund’s Class 1 and A shares, respectively. In addition, for the six months ended April 30, 2005, CDSCs paid to CGM and its affiliates were approximately:

	Class B	Class C
CDSCs	329,000	1,000

For the six months ended April 30, 2005, CGM and its affiliates received brokerage commission of $10,868.

21        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Fund have adopted a Retirement Plan (“Plan”) for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other Trustees elected to receive a lump sum payment.

Certain of the Trustees are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee’s compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. At April 30, 2005, $441,630 is accrued in connection with these plans.

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$3,243,911,900

Sales	$3,381,665,131

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$317,983,589
Gross unrealized depreciation	(53,333,453)

Net unrealized appreciation	$264,650,136

4.	Class Specific Expenses

Pursuant to Rule 12b-1 Service Plans, the Fund pays a distribution/service fee with respect to its Class A, B and C shares calculated at an annual rate not to exceed 0.25%, 1.00% and 1.00%, respectively of the average daily net assets. For the six months ended April 30, 2005, total Rule 12b-1 Service Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Rule 12b-1 Service Plan Fees	$508,255	$1,457,293	$37,584

For the six months ended April 30, 2005, total Transfer Agency Services expenses were as follows:
	Class 1	Class A	Class B	Class C
Transfer Agency Services Expenses	$3,397,189	$1,437,404	$1,182,960	$3,865

22        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2005, total Shareholder Communication expenses were as follows:
	Class 1	Class A	Class B	Class C
Shareholder Communication Expenses	$95,360	$39,794	$31,588	$308

5.	Distributions Paid to Shareholders by Class

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Net Investment Income
Class 1	$24,808,818	$4,094,419
Class A	2,793,263	—
Class B	430,877	—
Class C*	16,955	—

Total	$28,049,913	$4,094,419

*	On April 29, 2004, Class L shares were renamed as Class C shares.

6.	Shares of Beneficial Interest

At April 30, 2005, the Fund had five classes of shares of beneficial interest, 1, A, B, C and Y, of which four classes are outstanding, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004
	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,044,121	$35,325,240	4,188,021	$71,039,889
Shares issued on reinvestment	1,430,250	24,808,790	240,001	4,094,419
Shares reacquired	(10,790,003)	(186,447,098)	(17,876,084)	(303,152,454)

Net Decrease	(7,315,632)	$(126,313,068)	(13,448,062)	$(228,018,146)

Class A
Shares sold	1,731,854	$29,244,929	2,870,088	$47,488,422
Shares issued on reinvestment	163,471	2,771,978	—	—
Shares reacquired	(2,433,431)	(41,109,464)	(4,166,070)	(69,030,190)

Net Decrease	(538,106)	$(9,092,557)	(1,295,982)	$(21,541,768)

Class B
Shares sold	1,104,767	$17,637,977	2,064,801	$32,468,748
Shares issued on reinvestment	26,697	427,953	—	—
Shares reacquired	(1,893,333)	(30,210,113)	(3,265,066)	(51,199,130)

Net Decrease	(761,869)	$(12,144,183)	(1,200,265)	$(18,730,382)

Class C*
Shares sold	370,152	$6,220,672	30,496	$508,871
Shares issued on reinvestment	846	14,305	—	—
Shares reacquired	(42,583)	(720,091)	(106,316)	(1,770,078)

Net Increase (Decrease)	328,415	$5,514,886	(75,820)	$(1,261,207)

*	Effective April 29, 2004, Class L shares were renamed as Class C shares.

23        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Capital Loss Carryforward

On October 31, 2004, the Fund had a net capital loss carryforward of approximately $208,731,706, of which $152,434,205 expires in 2010 and $56,297,501 expires in 2011. These amounts will be available to offset any future taxable capital gains.

8.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

24        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10.	Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

25        Smith Barney Dividend Strategy Fund      |      2005 Semi-Annual Report

SMITH BARNEY

DIVIDEND STRATEGY FUND

TRUSTEES

Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Stephen Randolph Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Scott K. Glasser
Vice President and

Investment Officer

Peter J. Hable

Vice President and
Investment Officer

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and

Chief Compliance Officer

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

Smith Barney Investment Series

Smith Barney Dividend Strategy Fund

The Fund is a separate investment fund of the Smith Barney Investment Series, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Smith Barney Investment Series — Smith Barney Dividend Strategy Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY DIVIDEND STRATEGY FUND

Smith Barney Mutual Funds

3120 Breckinridge Boulevard

Duluth, Georgia 30099-0001

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02328 6/05	05-8704

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Investment Series

Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Smith Barney Investment Series

Date:	July 8, 2005

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer of Smith Barney Investment Series

Date:	July 8, 2005